INCOME TAXES - Additional Information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	$ 31,157,000	$ 26,890,000
Deferred Tax Assets, Tax Credit Carryforwards, Research	928,734	898,610
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	30,737,000	26,560,000
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	1,459,000	1,835,000
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	0
Expire In 2023
Deferred Tax Assets, Tax Credit Carryforwards, Research	345,000	305,000
Expire In 2029
Deferred Tax Assets, Tax Credit Carryforwards, Research	$ 657,000	$ 542,000